TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Statement of Additional Information

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Effective December 2, 2021, Kathleen T. Ives and Lauriann C. Kloppenburg have been elected as Independent Members of the Board of Trustees of Transamerica Series Trust (the “Trust”).

The following supplements the information appearing in the table contained in the “Board Members and Officers” sub-section of the Statement of Additional Information under the heading “Management of the Trust”:

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member
INDEPENDENT BOARD MEMBERS
Kathleen T. Ives (56)	Board Member	Since 2021	Board Member, TF, TST and TAAVF (2021 – present); Retired (2019 – present); Senior Vice President & Director of Internal Audit (2011 – 2019), Senior Vice President & Deputy General Counsel (2008 – 2011), OFI Global Asset Management, Inc.	114**	Junior Achievement Rocky Mountain (non-profit organization) (2013 – present); Institute of Internal Auditors, Denver Chapter (audit organization) (2017 – 2021).
Lauriann C. Kloppenburg (61)	Board Member	Since 2021	Board Member, TF, TST and TAAVF (2021 – present); Director, Adams Funds (investment companies) (2017 – present); Investment Committee Member, 1991 Office, LLC (family office) (2017 – Present); Executive in Residence and Student Fund Advisory Board Member, Champlain College (2016 – present); Executive in Residence, Bentley University (2015 – 2017); Chief Strategy Officer (2012 –2013), Chief Investment Officer – Equity Group (2004 – 2012), Loomis Sayles & Company, L.P.	114**	Trustees of Donations to the Protestant Episcopal Church (non-profit organization) (2010 – present); Forte Foundation (non-profit organization) (2016 – present)

**	As of December 2, 2021

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The following information in the “Officers” sub-section in the “Management of the Trust” section of the Statement of Additional Information is replaced in its entirety with the following:

Officers

The mailing address of each officer is c/o Secretary, 1801 California Street, Suite 5200, Denver, CO 80202. The following table shows information about the officers, including their age, their positions held with the Trust and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

Name and Age	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Marijn P. Smit (48)	Chairman of the Board, President and Chief Executive Officer	Since 2014	See Interested Board Members Table Above.
Christopher A. Staples, CFA (51)	Vice President and Chief Investment Officer, Advisory Services	Since 2005	Vice President and Chief Investment Officer, Advisory Services, TF and TST (2007 – present); Vice President and Chief Investment Officer, TET (2017 – present); Vice President and Chief Investment Officer, Advisory Services, TAAVF (2007 – present); Vice President and Chief Investment Officer, Advisory Services, TPP, TPFG and TPFG II (2007 – 2018); Director (2005 – 2019), Senior Vice President (2006 – present), Senior Director, Investments (2016 – present), Chief Investment Officer, Advisory Services (2012 – 2016) and Lead Portfolio Manager (2007 – present), TAM; Director, TFS (2005 – 2019); Trust Officer, Massachusetts Fidelity Trust Company (2010 – present); Registered Representative (2007 – 2016), Transamerica Capital, Inc. (“TCI”); and Registered Representative, TFA (2005 – present).

Name and Age	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Thomas R. Wald (61)	Vice President and Chief Investment Officer	Since 2014	Chief Investment Officer, TF, TST and TAAVF (2014 – present); TET (2017 – present); Chief Investment Officer, TPP, TPFG and TPFG II (2014 – 2018); Director (2017 – 2020), Akaan Transamerica, S.A. de C.V., Sociedad Operadora de Fondos de Inversión; Chief Investment Officer, Transamerica Investments & Retirement (2014 – 2020); Senior Vice President and Chief Investment Officer, TAM (2014 – present); Director, TFS (2019—present); and Trust Officer, Massachusetts Fidelity Trust Company (2015—present).
Vincent J. Toner (51)	Vice President and Treasurer	Since 2014	Vice President and Treasurer, TF, TST and TAAVF (2014 – present), Vice President and Treasurer (2017 – present), Vice President, Principal Financial Officer and Treasurer (2020 – present), TET; Vice President and Treasurer, TPP, TPFG and TPFG II (2014 – 2018); Vice President (2016 – present), Treasurer (2016 – 2019), Vice President, Administration and Treasurer (2014 – 2016), TAM; Vice President, Administration and Treasurer (2014 – 2019), Senior Vice President (2019 – present), TFS; Vice President (2016 – present), TCI; and Trust Officer (2015 – present), Massachusetts Fidelity Trust Company.
Francine J. Rosenberger (54)	Chief Compliance Officer	Since 2019	Chief Compliance Officer, TF, TST, TET and TAAVF (2019 – present); Derivatives Risk Manager, TF, TST and TAAVF (2021 – present); Chief Compliance Officer (2019 – present), TAM; and General Counsel, Corporate Secretary and Fund Chief Compliance Officer, Steben & Company, Inc. (2013 – 2019).
Molly Possehl (43)	Anti-Money Laundering Officer	Since 2019	Anti-Money Laundering Officer, TF, TST, TET and TAAVF (2019 – present); Assistant General Counsel, Transamerica Life Insurance Company/Aegon USA (2013 – present); and Anti-Money Laundering Compliance Officer and Fraud Officer, Transamerica Life Insurance Company/Aegon USA (2015 – present).
Dennis P. Gallagher (50)	Chief Legal Officer and Secretary	Since 2021; 2006—2014	Chief Legal Officer and Secretary, TF, TST and TAAVF (2021 – present and 2006 -2014); Assistant Secretary, TF, TST, TET and TAAVF (2019); Associate General Counsel, TAM, Mutual Funds and Latin American Operations (2017 – present); Assistant Secretary (2019); Associate General Counsel, Latin American Operations and International Funds (2014 – 2017); Chairman of the Board, Aegon Global Funds (2013- present); Director, Mongeral Aegon Seguros e Previdencia SA (2017- present); Vice President, General Counsel and Secretary, TPP, TPFG and TPFG II (2007 – 2014); Assistant Vice President, TCI (2007 – 2014); Director, Senior Vice President, General Counsel, Operations and Secretary, TAM (2006 – 2014); and Director, Senior Vice President, General Counsel, Chief Administrative Officer and Secretary, TFS (2006 – 2014).
Kathryn L. Petty (44)	Assistant Treasurer	Since 2021	Assistant Treasurer, TF, TST and TAAVF (2021 – present); and Senior Manager, Fund Administration, TAM (2014 – present).
Timothy Bresnahan (52)	Assistant Secretary	Since 2020	Assistant Secretary, TF, TST and TAAVF (2020 – present); Chief Legal Officer, Secretary (2021 – present), Assistant Secretary (2019 – 2021), Secretary (2019), TET; and Senior Counsel, TAM (2008 – present).

* Elected and serves at the pleasure of the Board of the Trust.

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The following replaces in its entirety the second and third paragraphs after the “Officers” table under the heading “Board Members and Officers” sub-section of the Statements of Additional Information under the heading “Management of the Trust”:

Each of the Board Members, other than Messrs. Jennings, Nelson, Pelletier, Smit and Warrick and Mses. Ives and Kloppenburg, previously served as a trustee or director of the TAM, Diversified or Premier fund family, and each Board Member was thus initially selected by the board of the applicable predecessor fund family. In connection with the consolidation of all “manager of managers” investment advisory services within Transamerica in 2007, a single board was established to oversee the TAM and Diversified fund families, and each of the Board Members, other than Mses. Bane, Ives and Kloppenburg, and Messrs. Jennings, Nelson, Pelletier, Smit and Warrick, joined the Board at that time. The Board was established with a view both to ensuring continuity of representation by board members of the TAM and Diversified fund families on the Board and in order to establish a Board with experience in and focused on overseeing various types of funds, which experience would be further developed and enhanced over time. Ms. Bane joined the Board in 2008 when the Premier fund family was consolidated into the Transamerica Fund Family. Mr. Jennings joined the Board in 2009. Mr. Warrick joined the Board in 2012. Mr. Smit joined the Board in 2014. Messrs. Nelson and Pelletier both joined the Board in 2017. Mses. Ives and Kloppenburg both joined the Board in 2021.

The Board believes that each Board Member’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Board Members lead to the conclusion that the Board possesses the requisite skills and attributes. The Board believes that the Board Members’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with TAM, the sub-advisers, other services providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support this conclusion. The Board also has considered the following experience, qualifications, attributes and/or skills, among others, of its members in reaching its conclusion: his or her character and integrity; such person’s service as a board member of a predecessor fund family (other than Mses. Ives and Kloppenburg, and Messrs. Jennings, Nelson, Pelletier, Smit and Warrick); such person’s willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Board Member; the fact that such person’s service would be consistent with the requirements of the retirement policies of the Trust; as to each Board Member other than Mr. Smit and Mr. Warrick, his or her status as not being an “interested person” as defined in the 1940 Act; as to Mr. Smit, his status as a representative of TAM; and, as to Mr. Warrick, his former service in various executive positions for certain affiliates of TAM. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Board Member: Ms. Bane, accounting experience and experience as a board member of multiple organizations; Mr. Hill, financial and entrepreneurial experience as an executive, owner and consultant and experience as a board member of multiple organizations; Ms. Ives, audit, securities industry and compliance experience as a fund executive; Mr. Jennings, investment management experience as an executive of investment management organizations and portfolio manager; Ms. Kloppenburg, investment management experience as an executive and board experience; Mr. Nelson, business experience, securities industry and fund executive experience; Mr. Pelletier, securities industry and fund legal and operations experience, entrepreneurial experience as an executive, owner and consultant, and board experience; Ms. Sawyer, management consulting and board experience; Mr. Waechter, securities industry and fund accounting and fund compliance experience, legal experience and board experience; Mr. Smit, investment management and insurance experience as an executive and leadership roles with TAM and affiliated entities; and Mr. Warrick, financial services industry experience as an executive and consultant with various TAM affiliates and other entities. References to the qualifications, attributes and skills of Board Members are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Board Member as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

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The following is added at the bottom of each table in the “Trustee Ownership of Equity Securities” and “Compensation Table” sub-sections of the Statements of Additional Information under the heading “Management of the Trust”:

Information is not shown for Mses. Ives and Kloppenburg as Mses. Ives and Kloppenburg each became a Trustee on December 2, 2021.

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Investors Should Retain this Supplement for Future Reference

December 2, 2021